SUBSEQUENT EVENTS (Details)						1 Months Ended
	Aug. 16, 2026 USD ($)	Jun. 17, 2026 USD ($) shares	May 18, 2026 USD ($) shares	May 06, 2026 USD ($) item $ / shares shares	Apr. 15, 2026 shares	Apr. 30, 2026 shares	Mar. 31, 2026 USD ($) shares	Mar. 13, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 26, 2025 USD ($)	May 20, 2025 USD ($)	Dec. 31, 2024 USD ($) shares
SUBSEQUENT EVENTS
Carrying value of notes net of unamortized debt discount							$ 7,308,988		$ 6,123,992			$ 3,462,515
Debt instrument, periodic payment	$ 1,417,164.99
Common stock, shares issued | shares							1,322,500		1,322,500			1,316,616
Neolync, Senior convertible promissory note
SUBSEQUENT EVENTS
Debt instrument face amount								$ 750,000			$ 1,500,000
Debt instrument rate								8.00%			12.00%
Maximcash, term loan
SUBSEQUENT EVENTS
Debt instrument face amount										$ 600,000
Debt instrument rate										38.50%
Subsequent event
SUBSEQUENT EVENTS
Shares issued | shares					160,239
Subsequent event | Common Stock
SUBSEQUENT EVENTS
Conversion of shares | shares			819,529
Subsequent event | Preferred Stock
SUBSEQUENT EVENTS
Conversion of shares | shares			2,637,484
Subsequent event | Evergreen Capital Management, LLC, Convertible Promissory Note
SUBSEQUENT EVENTS
Debt instrument face amount				$ 1,200,000
Original discount rate				15.00%
Proceeds from loan agreement				$ 1,000,000
Debt instrument rate				10.00%
Number of shares issued as equity kicker shares | shares				100,000		100,000
Fair value of equity kicker shares issued recorded as debt discount				$ 825,000
Estimated fair value per share | $ / shares				$ 8.25
Debt discount				$ 825,000
Carrying value of notes net of unamortized debt discount				175,000
Unamortized debt discount				$ 825,000
Convertible warrants, number of shares | item				178,253
Warrant coverage (in percentage)				125.00%
Debt instrument, installment payments		$ 472,388.33
Common stock, shares issued | shares						200,000
Subsequent event | Maximcash, term loan
SUBSEQUENT EVENTS
Proceeds from issuance initial public offering			$ 62,131,440
Common stock, shares issued | shares		6,000	8,516